Personnel expenses and employee information - Bonus Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 823.1	€ 718.6	€ 633.4
Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	5.3	6.0	3.8
Former Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	1.0	0.0	0.0
Other employees
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 816.8	€ 712.6	€ 629.6